Employee Retirement Plans - Pension Plans (Details)	Sep. 30, 2018	Sep. 30, 2017
U.S. Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans
Percentage of common stock represented pension plan assets	8.50%	7.70%
Pension Benefits | U.S. Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans
Actual	100.00%	100.00%
Target Asset Allocation	100.00%
Pension Benefits | U.S. Pension Plan | Equity investments
Defined Benefit Plans and Other Postretirement Benefit Plans
Actual	70.00%	67.60%
Target Asset Allocation	65.00%
Pension Benefits | U.S. Pension Plan | Equity investments | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans
Target Asset Allocation	60.00%
Pension Benefits | U.S. Pension Plan | Equity investments | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans
Target Asset Allocation	70.00%
Pension Benefits | U.S. Pension Plan | Domestic
Defined Benefit Plans and Other Postretirement Benefit Plans
Actual	58.20%	55.20%
Target Asset Allocation	52.50%
Pension Benefits | U.S. Pension Plan | Domestic | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans
Target Asset Allocation	40.00%
Pension Benefits | U.S. Pension Plan | Domestic | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans
Target Asset Allocation	65.00%
Pension Benefits | U.S. Pension Plan | International
Defined Benefit Plans and Other Postretirement Benefit Plans
Actual	11.80%	12.40%
Target Asset Allocation	12.50%
Pension Benefits | U.S. Pension Plan | International | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans
Target Asset Allocation	7.50%
Pension Benefits | U.S. Pension Plan | International | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans
Target Asset Allocation	17.50%
Pension Benefits | U.S. Pension Plan | Fixed income funds & cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans
Actual	30.00%	32.40%
Target Asset Allocation	35.00%
Pension Benefits | U.S. Pension Plan | Fixed income funds & cash equivalents | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans
Target Asset Allocation	30.00%
Pension Benefits | U.S. Pension Plan | Fixed income funds & cash equivalents | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans
Target Asset Allocation	40.00%
VEBA
Defined Benefit Plans and Other Postretirement Benefit Plans
Actual	100.00%	100.00%
Target Asset Allocation	100.00%
VEBA | Domestic
Defined Benefit Plans and Other Postretirement Benefit Plans
Actual	65.60%	63.10%
Target Asset Allocation	65.00%
VEBA | Domestic | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans
Target Asset Allocation	60.00%
VEBA | Domestic | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans
Target Asset Allocation	70.00%
VEBA | Fixed income funds & cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans
Actual	34.40%	36.90%
Target Asset Allocation	35.00%
VEBA | Fixed income funds & cash equivalents | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans
Target Asset Allocation	30.00%
VEBA | Fixed income funds & cash equivalents | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans
Target Asset Allocation	40.00%